Related Party Transactions - Schedule of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Ceding commission expense	$ 89.2	$ 87.1	$ 244.2	$ 236.1
Profit commission expense	7.6	0.0	9.9	0.0
The Fidelis Partnership commissions	$ 96.8	$ 87.1	$ 254.1	$ 236.1